Note 9 - Stock options - Range exercise prices, stock options (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 13, 2014
Range of Exercise Prices
High	$ 40
Low	$ 40
Weighted average exercise price, options		$ 40
Outstanding options		4,500